Investment Strategy - Tuttle Capital Government Grift ETF	Oct. 03, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed, non-diversified exchange-traded fund (ETF) that seeks to achieve long-term capital appreciation by investing in equity securities and related instruments issued by companies in which members of Congress, individuals closely associated with the President, and other government insiders (i.e., individuals with roles or positions within the federal government who have access to material non-public information, or who have the ability to influence policy that affects market prices) may have invested.

The Fund's strategy is grounded in the Adviser’s belief that political actors—particularly members of the U.S. Congress and individuals closely associated with the President—can influence market outcomes or may possess nonpublic information that materially affects security pricing. The Adviser seeks to identify and capitalize on these dynamics using a proprietary, data-driven investment process based on publicly available information.

To implement its investment objective, the Adviser employs a proprietary, multi-step process that combines systematic screening of public disclosures, sentiment analysis (i.e., identifying and extracting emotional tone or attitudes from text and other forms of qualitative data to understand market trends and public opinions), and active portfolio management. This approach is designed to translate political influence into investable insights. There is no coordination between the Adviser and the Funds and members of Congress or other individuals that may be within the scope of the Fund’s strategy.

Congressional Stock Selection

United States Congress (Senators and members of the House of Representatives) and/or their spouses (hereinafter referred to collectively as “Congresspersons”) are required to report their investments through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). Members of Congress are permitted to actively trade stocks, options and other financial assets, including securities of companies that may be affected by the outcomes of legislative and executive meetings in which those members of Congress participated. Part of the Fund’s investment thesis is that certain Congresspersons may have an informational advantage based upon the knowledge gained as a result of their positions.

Congresspersons are required to report certain securities transactions on STOCK Act filings, known as Periodic Transaction Reports (“PTRs”). PTRs are filed with either the Senate Office of Public Records or the Clerk of the House of Representatives and made available online pursuant to the Ethics in Government Act (“EIGA”), as amended. PTRs are due within 30 days from when a Congressperson or their spouse becomes aware of a transaction, but no later than 45 days from the date of the transaction.  The Adviser systematically downloads and aggregates all publicly available PTRs filed under the STOCK Act by current members of Congress and their spouses. The Adviser seeks to identify securities frequently held or traded by the top-performing Congressional filers. Top-performing Congressional filers includes Congresspersons who the Adviser believes are most likely trading based on material non-public information. Specifically, the Adviser looks for trades that are unusual or unique to that Congressperson, and/or Congresspersons who serve on committees and trade the stocks of issuers overseen by that committee. The Fund does not intend to hold all securities held by top-performing Congressional filers. Rather, the Adviser will use this information to identify its universe of stocks for selection in the Fund’s portfolio.

Presidential Ties and Endorsements

The Fund invests in companies that may have ties to or are affected by Presidential influence. This includes firms with senior executives, directors, or significant stakeholders who are publicly identified as being closely affiliated with the President’s administration or inner circle, as disclosed in public filings, financial reports, social media postings, or media outlets. Additionally, the Adviser identifies companies whose CEOs or corporate initiatives receive direct public praise or endorsement from the President, viewing such public recognition as a potential signal of market sentiment or policy alignment.

Asset Class Sentiment Overlay

The Adviser monitors real-time public commentary from the President—such as policy speeches, social media posts, press briefings, or interviews—that may impact specific sectors, asset classes, or the broader market. In response to these communications, the Adviser may tactically adjust the Fund’s net equity exposure by utilizing leveraged or inverse ETFs or total return swaps. Adjustments are typically executed within two trading days of a significant Presidential statement to capitalize on anticipated market movements or to hedge against downside risks.

Portfolio Construction

The Fund typically holds between 10 and 30 positions, which may include common stocks (of any market capitalization), ETFs, or synthetic exposure to common stocks or ETFs through derivatives such as total return swaps. The ETFs in which the Fund may invest are not affiliated with the Adviser or the Fund, and may include single-stock ETFs, inverse or leveraged ETFs, and actively or passively managed ETFs. The portfolio is constructed by combining top-ranked securities from Congressional trading analysis with names identified through Presidential influence and thematic alignment. Individual positions are weighted based on (i) the aggregate notional value of positions among top-ranked Congressional filers, and (ii) the assessed materiality and relevance of a given company or sector to Presidential initiatives or rhetoric. The Fund’s positions may include U.S. and non-U.S. companies. However, the Adviser anticipates that the Fund will be primarily invested in the securities of U.S. companies.

Ongoing Rebalancing and Tactical Adjustments

The Fund’s holdings are reviewed and updated on a weekly basis in response to new disclosures and political developments. PTR updates are scanned weekly, and securities are added or removed based on the Adviser’s judgment. The Fund may use total return swaps to initiate or scale exposure tactically, allowing for position management. Derivatives may also be used for hedging or to obtain amplified exposure to sectors or themes influenced by political signals as perceived by the Adviser or suggested through data analysis.

Temporary Defensive Positioning

During periods of elevated political uncertainty, market dislocation, or reduced visibility into relevant disclosures, the Fund may temporarily hold up to 100% of its assets in cash, cash equivalents, or U.S. Treasury instruments. This defensive stance is intended to preserve capital during times of heightened risk.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which allows it to invest a larger portion of assets in fewer securities or sectors. This concentrated approach is a deliberate aspect of the strategy, designed to focus on the most politically relevant opportunities identified by the Adviser. The Fund may use swaps to gain exposure to an equity position. The Fund will not be concentrated in any particular industry or group of industries.